Columbia Large Cap Index Fund
First Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Index Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 9.5%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	438,894	12,201,253
Verizon Communications, Inc.	257,393	11,314,997
Total		23,516,250
Entertainment 1.7%
Electronic Arts, Inc.	14,501	2,084,954
Live Nation Entertainment, Inc.(a)	9,588	1,315,378
Netflix, Inc.(a)	26,154	31,573,893
Take-Two Interactive Software, Inc.(a)	10,359	2,344,035
TKO Group Holdings, Inc.	4,071	642,444
Walt Disney Co. (The)	110,533	12,494,650
Warner Bros Discovery, Inc.(a)	136,494	1,360,845
Total		51,816,199
Interactive Media & Services 6.4%
Alphabet, Inc., Class A	356,645	61,250,212
Alphabet, Inc., Class C	289,047	49,961,774
Match Group, Inc.	15,352	459,639
Meta Platforms, Inc., Class A	133,896	86,696,321
Total		198,367,946
Media 0.5%
Charter Communications, Inc., Class A(a)	5,902	2,338,785
Comcast Corp., Class A	230,604	7,971,980
Fox Corp., Class A	13,320	731,801
Fox Corp., Class B	8,066	405,558
Interpublic Group of Companies, Inc. (The)	22,777	545,737
News Corp., Class A	23,115	652,768
News Corp., Class B	6,830	223,478
Omnicom Group, Inc.	12,015	882,382
Paramount Global, Class B	36,377	440,162
Total		14,192,651
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	29,320	7,101,304
Total Communication Services		294,994,350
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.5%
Automobile Components 0.0%
Aptiv PLC(a)	14,029	937,278
Automobiles 2.1%
Ford Motor Co.	238,004	2,470,481
General Motors Co.	60,837	3,018,124
Tesla, Inc.(a)	171,100	59,279,306
Total		64,767,911
Broadline Retail 3.9%
Amazon.com, Inc.(a)	576,696	118,228,447
eBay, Inc.	29,287	2,142,930
Total		120,371,377
Distributors 0.1%
Genuine Parts Co.	8,501	1,075,546
LKQ Corp.	15,895	643,271
Pool Corp.	2,327	699,473
Total		2,418,290
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc., Class A(a)	26,467	3,414,243
Booking Holdings, Inc.	2,024	11,170,314
Caesars Entertainment, Inc.(a)	12,992	349,225
Carnival Corp.(a)	64,064	1,487,566
Chipotle Mexican Grill, Inc.(a)	82,869	4,150,079
Darden Restaurants, Inc.	7,163	1,534,386
Domino’s Pizza, Inc.	2,111	1,000,234
DoorDash, Inc., Class A(a)	20,743	4,328,027
Expedia Group, Inc.	7,541	1,257,462
Hilton Worldwide Holdings, Inc.	14,711	3,654,801
Las Vegas Sands Corp.	21,011	864,813
Marriott International, Inc., Class A	13,991	3,691,246
McDonald’s Corp.	43,816	13,751,652
MGM Resorts International(a)	13,679	432,940
Norwegian Cruise Line Holdings Ltd.(a)	26,885	474,520
Royal Caribbean Cruises Ltd.	15,139	3,890,269
Starbucks Corp.	69,452	5,830,495

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.	5,477	495,888
Yum! Brands, Inc.	17,063	2,456,048
Total		64,234,208
Household Durables 0.3%
D.R. Horton, Inc.	17,341	2,047,279
Garmin Ltd.	9,393	1,906,497
Lennar Corp., Class A	14,278	1,514,610
Mohawk Industries, Inc.(a)	3,203	322,254
NVR, Inc.(a)	183	1,302,215
PulteGroup, Inc.	12,379	1,213,513
Total		8,306,368
Leisure Products 0.0%
Hasbro, Inc.	8,018	534,881
Specialty Retail 1.8%
AutoZone, Inc.(a)	1,026	3,830,099
Best Buy Co., Inc.	11,896	788,467
CarMax, Inc.(a)	9,404	606,182
Home Depot, Inc. (The)	60,737	22,368,830
Lowe’s Companies, Inc.	34,524	7,793,102
O’Reilly Automotive, Inc.(a)	3,515	4,806,762
Ross Stores, Inc.	20,173	2,826,036
TJX Companies, Inc. (The)	68,734	8,722,345
Tractor Supply Co.	32,662	1,580,841
Ulta Beauty, Inc.(a)	2,835	1,336,589
Williams-Sonoma, Inc.	7,527	1,217,567
Total		55,876,820
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.(a)	9,280	979,226
lululemon athletica, Inc.(a)	6,851	2,169,506
NIKE, Inc., Class B	72,224	4,376,052
Ralph Lauren Corp.	2,439	675,140
Tapestry, Inc.	12,657	994,207
Total		9,194,131
Total Consumer Discretionary		326,641,264
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.8%
Beverages 1.2%
Brown-Forman Corp., Class B	11,135	371,241
Coca-Cola Co. (The)	236,732	17,068,377
Constellation Brands, Inc., Class A	9,502	1,694,112
Keurig Dr. Pepper, Inc.	83,044	2,796,091
Molson Coors Beverage Co., Class B	10,527	564,142
Monster Beverage Corp.(a)	42,813	2,737,891
PepsiCo, Inc.	83,857	11,023,003
Total		36,254,857
Consumer Staples Distribution & Retail 2.1%
Costco Wholesale Corp.	27,141	28,231,525
Dollar General Corp.	13,447	1,307,721
Dollar Tree, Inc.(a)	12,359	1,115,523
Kroger Co. (The)	40,704	2,777,234
Sysco Corp.	29,913	2,183,649
Target Corp.	28,016	2,633,784
Walgreens Boots Alliance, Inc.	43,854	493,358
Walmart, Inc.	265,239	26,184,394
Total		64,927,188
Food Products 0.6%
Archer-Daniels-Midland Co.	29,259	1,412,332
Bunge Global SA	8,161	637,782
ConAgra Foods, Inc.	29,185	668,045
General Mills, Inc.	33,704	1,828,779
Hershey Co. (The)	9,033	1,451,513
Hormel Foods Corp.	17,791	545,828
JM Smucker Co. (The)	6,507	732,753
Kellanova	16,439	1,358,355
Kraft Heinz Co. (The)	53,337	1,425,698
Lamb Weston Holdings, Inc.	8,721	486,457
McCormick & Co., Inc.	15,440	1,122,951
Mondelez International, Inc., Class A	79,090	5,337,784
The Campbell’s Co.	12,030	409,501
Tyson Foods, Inc., Class A	17,498	982,688
Total		18,400,466
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.1%
Church & Dwight Co., Inc.	15,039	1,478,484
Clorox Co. (The)	7,532	993,320
Colgate-Palmolive Co.	49,619	4,611,590
Kimberly-Clark Corp.	20,280	2,915,453
Procter & Gamble Co. (The)	143,370	24,357,129
Total		34,355,976
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	14,318	958,447
Kenvue, Inc.	117,226	2,798,185
Total		3,756,632
Tobacco 0.7%
Altria Group, Inc.	103,625	6,280,711
Philip Morris International, Inc.	95,068	17,168,330
Total		23,449,041
Total Consumer Staples		181,144,160
Energy 3.0%
Energy Equipment & Services 0.2%
Baker Hughes Co.	60,538	2,242,933
Halliburton Co.	53,077	1,039,778
Schlumberger NV	85,653	2,830,832
Total		6,113,543
Oil, Gas & Consumable Fuels 2.8%
APA Corp.	22,620	384,766
Chevron Corp.	102,187	13,968,963
ConocoPhillips Co.	78,010	6,658,153
Coterra Energy, Inc.	45,028	1,094,631
Devon Energy Corp.	40,165	1,215,393
Diamondback Energy, Inc.	11,426	1,537,368
EOG Resources, Inc.	34,390	3,733,722
EQT Corp.	36,483	2,011,308
Expand Energy Corp.	12,858	1,493,200
Exxon Mobil Corp.(b)	266,154	27,227,554
Hess Corp.	16,899	2,233,879
Kinder Morgan, Inc.	118,195	3,314,188
Marathon Petroleum Corp.	19,321	3,105,658
Occidental Petroleum Corp.	41,308	1,684,540
ONEOK, Inc.	37,935	3,066,665
Common Stocks (continued)
Issuer	Shares	Value ($)
Phillips 66	25,251	2,865,483
Targa Resources Corp.	13,333	2,105,681
Texas Pacific Land Corp.	1,152	1,283,363
Valero Energy Corp.	19,357	2,496,472
Williams Companies, Inc. (The)	74,533	4,509,992
Total		85,990,979
Total Energy		92,104,522
Financials 14.1%
Banks 3.4%
Bank of America Corp.	404,853	17,866,163
Citigroup, Inc.	114,771	8,644,551
Citizens Financial Group, Inc.	26,728	1,078,475
Fifth Third Bancorp	40,957	1,564,148
Huntington Bancshares, Inc.	88,887	1,389,304
JPMorgan Chase & Co.	170,961	45,133,704
KeyCorp	60,905	965,953
M&T Bank Corp.	10,145	1,852,883
PNC Financial Services Group, Inc. (The)	24,209	4,207,766
Regions Financial Corp.	55,579	1,191,614
Truist Financial Corp.	80,460	3,178,170
U.S. Bancorp	95,383	4,157,745
Wells Fargo & Co.	201,092	15,037,660
Total		106,268,136
Capital Markets 3.3%
Ameriprise Financial, Inc.(c)	5,882	2,995,350
Bank of New York Mellon Corp. (The)	43,881	3,888,295
Blackrock, Inc.	8,902	8,722,981
Blackstone, Inc.	44,752	6,209,788
Cboe Global Markets, Inc.	6,401	1,466,597
Charles Schwab Corp. (The)	104,194	9,204,498
CME Group, Inc.	22,033	6,367,537
Coinbase Global, Inc., Class A(a)	12,849	3,168,820
FactSet Research Systems, Inc.	2,325	1,065,454
Franklin Resources, Inc.	18,953	410,143
Goldman Sachs Group, Inc. (The)	19,079	11,455,986
Intercontinental Exchange, Inc.	35,130	6,316,374
Invesco Ltd.	27,392	396,088
KKR & Co., Inc., Class A	41,275	5,013,261
MarketAxess Holdings, Inc.	2,305	498,825

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Moody’s Corp.	9,465	4,536,764
Morgan Stanley	75,657	9,686,366
MSCI, Inc.	4,748	2,677,967
Nasdaq, Inc.	25,302	2,113,729
Northern Trust Corp.	11,982	1,278,959
Raymond James Financial, Inc.	11,276	1,657,346
S&P Global, Inc.	19,260	9,877,686
State Street Corp.	17,638	1,698,187
T. Rowe Price Group, Inc.	13,612	1,273,947
Total		101,980,948
Consumer Finance 0.6%
American Express Co.	33,934	9,978,293
Capital One Financial Corp.	38,949	7,367,203
Synchrony Financial	23,769	1,370,283
Total		18,715,779
Financial Services 4.6%
Apollo Global Management, Inc.	27,330	3,571,758
Berkshire Hathaway, Inc., Class B(a)	112,071	56,479,301
Corpay, Inc.(a)	4,262	1,385,619
Fidelity National Information Services, Inc.	32,387	2,578,329
Fiserv, Inc.(a)	34,785	5,662,650
Global Payments, Inc.	15,140	1,144,735
Jack Henry & Associates, Inc.	4,457	807,475
MasterCard, Inc., Class A	49,795	29,159,952
PayPal Holdings, Inc.(a)	60,485	4,250,886
Visa, Inc., Class A	105,371	38,480,435
Total		143,521,140
Insurance 2.2%
Aflac, Inc.	30,264	3,133,534
Allstate Corp. (The)	16,203	3,400,524
American International Group, Inc.	36,278	3,070,570
Aon PLC, Class A	13,223	4,920,014
Arch Capital Group Ltd.	22,921	2,178,412
Arthur J Gallagher & Co.	15,552	5,403,387
Assurant, Inc.	3,136	636,545
Brown & Brown, Inc.	14,511	1,638,292
Chubb Ltd.	22,785	6,771,702
Cincinnati Financial Corp.	9,563	1,442,292
Common Stocks (continued)
Issuer	Shares	Value ($)
Erie Indemnity Co., Class A	1,525	546,728
Everest Group Ltd.	2,628	912,415
Globe Life, Inc.	5,133	625,559
Hartford Insurance Group, Inc. (The)	17,585	2,283,236
Loews Corp.	10,802	964,510
Marsh & McLennan Companies, Inc.	30,029	7,016,576
MetLife, Inc.	35,397	2,781,496
Principal Financial Group, Inc.	12,866	1,002,133
Progressive Corp. (The)	35,818	10,205,623
Prudential Financial, Inc.	21,645	2,248,699
Travelers Companies, Inc. (The)	13,863	3,822,029
Willis Towers Watson PLC	6,102	1,931,588
WR Berkley Corp.	18,358	1,371,159
Total		68,307,023
Total Financials		438,793,026
Health Care 9.5%
Biotechnology 1.6%
AbbVie, Inc.	107,939	20,088,527
Amgen, Inc.	32,846	9,465,560
Biogen, Inc.(a)	8,950	1,161,621
Gilead Sciences, Inc.	76,200	8,388,096
Incyte Corp.(a)	9,821	638,954
Moderna, Inc.(a)	20,705	549,925
Regeneron Pharmaceuticals, Inc.	6,433	3,153,971
Vertex Pharmaceuticals, Inc.(a)	15,701	6,940,627
Total		50,387,281
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	106,049	14,166,025
Align Technology, Inc.(a)	4,291	776,414
Baxter International, Inc.	31,219	952,180
Becton Dickinson & Co.	17,556	3,029,990
Boston Scientific Corp.(a)	90,114	9,485,400
Cooper Cos, Inc. (The)(a)	12,203	833,221
DexCom, Inc.(a)	23,888	2,049,590
Edwards Lifesciences Corp.(a)	36,062	2,820,770
GE HealthCare Technologies, Inc.	27,960	1,972,298
Hologic, Inc.(a)	13,720	852,972
IDEXX Laboratories, Inc.(a)	5,007	2,570,394
Insulet Corp.(a)	4,289	1,394,054
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intuitive Surgical, Inc.(a)	21,807	12,044,878
Medtronic PLC	78,402	6,505,798
ResMed, Inc.	8,980	2,198,214
Solventum Corp.(a)	8,450	617,611
STERIS PLC	6,007	1,472,976
Stryker Corp.	20,998	8,034,675
Zimmer Biomet Holdings, Inc.	12,172	1,121,893
Total		72,899,353
Health Care Providers & Services 1.8%
Cardinal Health, Inc.	14,770	2,281,079
Cencora, Inc.	10,552	3,073,164
Centene Corp.(a)	30,321	1,711,317
Cigna Group (The)	16,740	5,300,554
CVS Health Corp.	77,088	4,936,716
DaVita, Inc.(a)	2,690	366,539
Elevance Health, Inc.	14,180	5,442,851
HCA Healthcare, Inc.	10,933	4,169,737
Henry Schein, Inc.(a)	7,623	533,534
Humana, Inc.	7,376	1,719,567
Labcorp Holdings, Inc.	5,099	1,269,498
McKesson Corp.	7,663	5,513,605
Molina Healthcare, Inc.(a)	3,393	1,035,001
Quest Diagnostics, Inc.	6,787	1,176,459
UnitedHealth Group, Inc.	56,269	16,988,174
Universal Health Services, Inc., Class B	3,590	683,356
Total		56,201,151
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	17,443	1,952,221
Bio-Techne Corp.	9,666	467,834
Charles River Laboratories International, Inc.(a)	3,127	424,115
Danaher Corp.	39,131	7,430,977
IQVIA Holdings, Inc.(a)	10,229	1,435,436
Mettler-Toledo International, Inc.(a)	1,279	1,477,910
Revvity, Inc.	7,441	672,815
Thermo Fisher Scientific, Inc.	23,387	9,420,751
Waters Corp.(a)	3,630	1,267,741
West Pharmaceutical Services, Inc.	4,428	933,644
Total		25,483,444
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	124,078	5,990,486
Eli Lilly & Co.	48,176	35,537,990
Johnson & Johnson	147,208	22,848,154
Merck & Co., Inc.	154,669	11,884,766
Pfizer, Inc.	346,495	8,139,167
Viatris, Inc.	72,979	641,485
Zoetis, Inc.	27,379	4,616,921
Total		89,658,969
Total Health Care		294,630,198
Industrials 8.6%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.(a)	4,429	3,323,344
Boeing Co. (The)(a)	45,862	9,508,110
General Dynamics Corp.	15,515	4,320,772
General Electric Co.	65,624	16,137,598
Howmet Aerospace, Inc.	24,764	4,207,156
Huntington Ingalls Industries, Inc.	2,393	533,783
L3Harris Technologies, Inc.	11,514	2,813,331
Lockheed Martin Corp.	12,809	6,178,805
Northrop Grumman Corp.	8,320	4,033,286
RTX Corp.	81,450	11,116,296
Textron, Inc.	11,163	826,397
TransDigm Group, Inc.	3,429	5,035,247
Total		68,034,125
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	7,258	696,550
Expeditors International of Washington, Inc.	8,559	964,856
FedEx Corp.	13,548	2,954,819
United Parcel Service, Inc., Class B	44,718	4,361,794
Total		8,978,019
Building Products 0.6%
Allegion PLC	5,315	758,451
AO Smith Corp.	7,220	464,318
Builders FirstSource, Inc.(a)	7,037	757,744
Carrier Global Corp.	49,376	3,515,571
Johnson Controls International PLC	40,363	4,091,597
Lennox International, Inc.	1,958	1,105,193

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	12,961	809,026
Trane Technologies PLC	13,714	5,900,723
Total		17,402,623
Commercial Services & Supplies 0.6%
Cintas Corp.	20,973	4,750,385
Copart, Inc.(a)	53,611	2,759,894
Republic Services, Inc.	12,411	3,193,226
Rollins, Inc.	17,172	983,097
Veralto Corp.	15,121	1,527,675
Waste Management, Inc.	22,332	5,381,342
Total		18,595,619
Construction & Engineering 0.1%
Quanta Services, Inc.	9,025	3,091,604
Electrical Equipment 0.8%
AMETEK, Inc.	14,143	2,527,920
Eaton Corp. PLC	24,164	7,737,313
Emerson Electric Co.	34,478	4,115,983
GE Vernova, Inc.	16,869	7,978,699
Generac Holdings, Inc.(a)	3,645	445,164
Hubbell, Inc.	3,281	1,278,212
Rockwell Automation, Inc.	6,914	2,181,713
Total		26,265,004
Ground Transportation 0.9%
CSX Corp.	117,909	3,724,745
JB Hunt Transport Services, Inc.	4,857	674,394
Norfolk Southern Corp.	13,845	3,421,376
Old Dominion Freight Line, Inc.	11,487	1,839,873
Uber Technologies, Inc.(a)	127,728	10,749,589
Union Pacific Corp.	36,948	8,189,894
Total		28,599,871
Industrial Conglomerates 0.4%
3M Co.	33,194	4,924,330
Honeywell International, Inc.	39,758	9,011,946
Total		13,936,276
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.6%
Caterpillar, Inc.	29,222	10,170,133
Cummins, Inc.	8,406	2,702,361
Deere & Co.	15,487	7,840,449
Dover Corp.	8,390	1,491,322
Fortive Corp.	20,862	1,464,304
IDEX Corp.	4,630	837,613
Illinois Tool Works, Inc.	16,330	4,002,156
Ingersoll Rand, Inc.	24,633	2,011,038
Nordson Corp.	3,316	702,959
Otis Worldwide Corp.	24,244	2,311,665
PACCAR, Inc.	32,063	3,009,113
Parker-Hannifin Corp.	7,873	5,233,183
Pentair PLC	10,103	1,002,016
Snap-On, Inc.	3,203	1,027,362
Stanley Black & Decker, Inc.	9,426	616,743
Westinghouse Air Brake Technologies Corp.	10,446	2,113,435
Xylem, Inc.	14,854	1,872,198
Total		48,408,050
Passenger Airlines 0.1%
Delta Air Lines, Inc.	39,231	1,898,388
Southwest Airlines Co.	36,237	1,209,591
United Airlines Holdings, Inc.(a)	20,108	1,597,480
Total		4,705,459
Professional Services 0.7%
Amentum Holdings, Inc.(a)	460	9,500
Automatic Data Processing, Inc.	24,878	8,098,535
Broadridge Financial Solutions, Inc.	7,155	1,737,449
Dayforce, Inc.(a)	9,722	574,376
Equifax, Inc.	7,582	2,003,089
Jacobs Solutions, Inc.	7,493	946,366
Leidos Holdings, Inc.	8,020	1,191,130
Paychex, Inc.	19,594	3,094,088
Paycom Software, Inc.	2,879	745,920
Verisk Analytics, Inc.	8,634	2,712,285
Total		21,112,738
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	70,121	2,898,802
United Rentals, Inc.	3,993	2,828,561
W.W. Grainger, Inc.	2,710	2,947,288
Total		8,674,651
Total Industrials		267,804,039
Information Technology 31.1%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	63,161	5,472,269
Cisco Systems, Inc.	243,516	15,351,249
F5, Inc.(a)	3,525	1,005,964
Juniper Networks, Inc.	20,244	727,367
Motorola Solutions, Inc.	10,218	4,244,353
Total		26,801,202
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	74,049	6,659,226
CDW Corp.	8,148	1,469,573
Corning, Inc.	47,135	2,337,425
Jabil, Inc.	6,697	1,125,163
Keysight Technologies, Inc.(a)	10,572	1,660,227
TE Connectivity PLC	18,242	2,919,997
Teledyne Technologies, Inc.(a)	2,849	1,421,252
Trimble Navigation Ltd.(a)	15,028	1,071,045
Zebra Technologies Corp., Class A(a)	3,141	910,168
Total		19,574,076
IT Services 1.1%
Accenture PLC, Class A	38,244	12,116,464
Akamai Technologies, Inc.(a)	9,185	697,417
Cognizant Technology Solutions Corp., Class A	30,242	2,449,300
EPAM Systems, Inc.(a)	3,468	605,131
Gartner, Inc.(a)	4,697	2,049,865
GoDaddy, Inc., Class A(a)	8,634	1,572,683
International Business Machines Corp.	56,535	14,645,957
VeriSign, Inc.	4,974	1,355,266
Total		35,492,083
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 11.3%
Advanced Micro Devices, Inc.(a)	99,080	10,971,128
Analog Devices, Inc.	30,333	6,490,655
Applied Materials, Inc.	49,691	7,789,064
Broadcom, Inc.	286,597	69,376,536
Enphase Energy, Inc.(a)	8,100	335,259
First Solar, Inc.(a)	6,546	1,034,792
Intel Corp.	264,748	5,175,823
KLA Corp.	8,125	6,149,650
Lam Research Corp.	78,487	6,340,965
Microchip Technology, Inc.	32,884	1,908,587
Micron Technology, Inc.	68,123	6,434,899
Monolithic Power Systems, Inc.	2,924	1,935,396
NVIDIA Corp.	1,497,384	202,341,500
NXP Semiconductors NV	15,540	2,970,160
ON Semiconductor Corp.(a)	25,767	1,082,729
QUALCOMM, Inc.	67,624	9,819,005
Skyworks Solutions, Inc.	9,828	678,427
Teradyne, Inc.	9,958	782,699
Texas Instruments, Inc.	55,660	10,177,431
Total		351,794,705
Software 11.0%
Adobe, Inc.(a)	26,616	11,048,035
ANSYS, Inc.(a)	5,347	1,768,895
Autodesk, Inc.(a)	13,146	3,892,793
Cadence Design Systems, Inc.(a)	16,769	4,813,877
Crowdstrike Holdings, Inc., Class A(a)	15,060	7,098,832
Fair Isaac Corp.(a)	1,493	2,577,336
Fortinet, Inc.(a)	38,896	3,958,835
Gen Digital, Inc.	33,160	944,397
Intuit, Inc.	17,115	12,895,639
Microsoft Corp.(b)	454,533	209,248,812
Oracle Corp.	99,188	16,418,590
Palantir Technologies, Inc., Class A(a)	125,331	16,516,119
Palo Alto Networks, Inc.(a)	40,483	7,789,739
PTC, Inc.(a)	7,357	1,238,330
Roper Technologies, Inc.	6,556	3,738,690
Salesforce, Inc.	58,514	15,527,860
ServiceNow, Inc.(a)	12,595	12,734,679

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	9,451	4,385,075
Tyler Technologies, Inc.(a)	2,617	1,509,983
Workday, Inc., Class A(a)	13,085	3,241,285
Total		341,347,801
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	918,490	184,478,717
Dell Technologies, Inc.	19,074	2,122,364
Hewlett Packard Enterprise Co.	80,305	1,387,670
HP, Inc.	57,339	1,427,741
NetApp, Inc.	12,431	1,232,658
Seagate Technology Holdings PLC	12,944	1,526,615
Super Micro Computer, Inc.(a)	30,791	1,232,256
Western Digital Corp.(a)	21,267	1,096,314
Total		194,504,335
Total Information Technology		969,514,202
Materials 1.9%
Chemicals 1.3%
Air Products & Chemicals, Inc.	13,603	3,794,013
Albemarle Corp.	7,189	400,859
CF Industries Holdings, Inc.	10,640	965,154
Corteva, Inc.	41,917	2,967,724
Dow, Inc.	43,035	1,193,791
DuPont de Nemours, Inc.	25,562	1,707,542
Eastman Chemical Co.	7,042	551,881
Ecolab, Inc.	15,409	4,092,939
International Flavors & Fragrances, Inc.	15,633	1,196,862
Linde PLC	29,114	13,613,124
LyondellBasell Industries NV, Class A	15,848	895,253
Mosaic Co. (The)	19,422	701,911
PPG Industries, Inc.	14,185	1,571,698
Sherwin-Williams Co. (The)	14,167	5,083,261
Total		38,736,012
Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,737	2,046,195
Vulcan Materials Co.	8,075	2,140,440
Total		4,186,635
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Amcor PLC	139,704	1,272,703
Avery Dennison Corp.	4,913	873,188
Ball Corp.	18,247	977,674
International Paper Co.	32,238	1,541,299
Packaging Corp. of America	5,452	1,053,163
Smurfit WestRock PLC	30,230	1,309,866
Total		7,027,893
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	87,866	3,381,084
Newmont Corp.	69,608	3,669,734
Nucor Corp.	14,357	1,570,081
Steel Dynamics, Inc.	8,657	1,065,417
Total		9,686,316
Total Materials		59,636,856
Real Estate 2.1%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	9,419	661,120
Healthpeak Properties, Inc.	42,773	744,678
Ventas, Inc.	26,728	1,718,076
Welltower, Inc.	37,251	5,747,084
Total		8,870,958
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	42,741	662,058
Industrial REITs 0.2%
Prologis, Inc.	56,671	6,154,470
Office REITs 0.0%
BXP, Inc.	8,898	599,102
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	18,073	2,259,486
CoStar Group, Inc.(a)	25,767	1,895,421
Total		4,154,907
Residential REITs 0.3%
AvalonBay Communities, Inc.	8,686	1,796,004
Camden Property Trust	6,523	766,387
Equity Residential	20,895	1,465,576
Essex Property Trust, Inc.	3,929	1,115,443
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Invitation Homes, Inc.	34,834	1,173,906
Mid-America Apartment Communities, Inc.	7,148	1,119,734
UDR, Inc.	18,409	762,685
Total		8,199,735
Retail REITs 0.3%
Federal Realty Investment Trust	4,715	450,188
Kimco Realty Corp.	41,546	883,268
Realty Income Corp.	53,513	3,029,906
Regency Centers Corp.	9,980	720,057
Simon Property Group, Inc.	18,752	3,057,889
Total		8,141,308
Specialized REITs 0.9%
American Tower Corp.	28,571	6,132,765
Crown Castle, Inc.	26,572	2,666,500
Digital Realty Trust, Inc.	19,348	3,318,569
Equinix, Inc.	5,951	5,289,368
Extra Space Storage, Inc.	12,961	1,959,055
Iron Mountain, Inc.	17,960	1,772,832
Public Storage	9,636	2,971,839
SBA Communications Corp.	6,574	1,524,445
VICI Properties, Inc.	64,455	2,043,868
Weyerhaeuser Co.	44,364	1,149,471
Total		28,828,712
Total Real Estate		65,611,250
Utilities 2.4%
Electric Utilities 1.6%
Alliant Energy Corp.	15,689	976,326
American Electric Power Co., Inc.	32,602	3,373,981
Constellation Energy Corp.	19,128	5,856,037
Duke Energy Corp.	47,448	5,585,579
Edison International	23,671	1,317,291
Entergy Corp.	26,219	2,183,518
Evergy, Inc.	14,061	933,791
Eversource Energy	22,426	1,453,429
Exelon Corp.	61,463	2,693,309
FirstEnergy Corp.	31,361	1,315,280
NextEra Energy, Inc.	125,734	8,881,850
NRG Energy, Inc.	12,385	1,930,822
Common Stocks (continued)
Issuer	Shares	Value ($)
PG&E Corp.	134,121	2,263,962
Pinnacle West Capital Corp.	6,952	634,231
PPL Corp.	45,141	1,568,650
Southern Co. (The)	66,993	6,029,370
Xcel Energy, Inc.	35,111	2,461,281
Total		49,458,707
Gas Utilities 0.0%
Atmos Energy Corp.	9,705	1,501,169
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	43,474	438,653
Vistra Corp.	20,802	3,340,177
Total		3,778,830
Multi-Utilities 0.6%
Ameren Corp.	16,503	1,598,811
CenterPoint Energy, Inc.	39,849	1,483,977
CMS Energy Corp.	18,269	1,283,032
Consolidated Edison, Inc.	21,183	2,213,412
Dominion Energy, Inc.	51,360	2,910,571
DTE Energy Co.	12,671	1,731,492
NiSource, Inc.	28,733	1,136,103
Public Service Enterprise Group, Inc.	30,463	2,468,417
Sempra	38,728	3,043,633
WEC Energy Group, Inc.	19,424	2,086,914
Total		19,956,362
Water Utilities 0.1%
American Water Works Co., Inc.	11,916	1,703,631
Total Utilities		76,398,699
Total Common Stocks (Cost $628,192,282)		3,067,272,566

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(c),(d)	44,740,111	44,726,689
Total Money Market Funds (Cost $44,724,388)		44,726,689
Total Investments in Securities (Cost: $672,916,670)		3,111,999,255
Other Assets & Liabilities, Net		1,869,072
Net Assets		3,113,868,327

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, May 31, 2025 (Unaudited)
At May 31, 2025, securities and/or cash totaling $26,291,220 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	168	06/2025	USD	49,694,400	3,068,800	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	3,240,994	53,825	(49,253)	(250,216)	2,995,350	79,077	9,494	5,882
Columbia Short-Term Cash Fund, 4.495%
	337,715,312	135,971,034	(428,925,278)	(34,379)	44,726,689	(34,246)	541,918	44,740,111
Total	340,956,306			(284,595)	47,722,039	44,831	551,412

(d)	The rate shown is the seven-day current annualized yield at May 31, 2025.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Index Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT175_02_R01_(07/25)